Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
Telephone: 212-806-5400
Telecopier: 212-806-6006

September 15, 2006

BY EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re:	College Loan LLC Amendment No. 1 to Registration Statement 333-136003

Ladies and Gentlemen:

College Loan LLC (the "Registrant"), is filing herewith via EDGAR an Amendment No.1 to a Registration Statement on Form S-3 (333-136003) under the Securities Act of 1933, as amended, in connection with the registration of up to $1,000,000 of Student Loan Asset-Backed Notes. The appropriate filing fee of $107.00 was paid with the initial filing of the Registration Statement.

Should you have any questions with regard to the filing, please call the undersigned, Richard Fried, at (212) 806-6047. Thank you.

Very truly yours,

/s/ Richard Fried

Richard Fried